Disclosure of market risk (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 1	$ 1,484
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 2	29,502
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 3	7,631
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 4	21,673
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 5	(2,984)
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 6	(17,586)
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 7	(2,806)
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 8	(13,162)
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 9	(1,500)
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 10	11,916
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 11	4,825
Financial Instruments And Fair Value Measurements Disclosure Of Market Risk 12	$ 8,511